Document and Entity Information	Dec. 31, 2024
Details
Registrant Name	CALVERT MANAGEMENT SERIES
Registrant CIK	0000319676
Document Type	497
Period End Date	Dec. 31, 2024
Investment Company Type	N-1A
Amendment Flag	false